Fees Summary	Sep. 04, 2024 USD ($)
Fees Summary [Line Items]
Total Fee Amount	$ 664,200
Narrative Disclosure	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price of that offering is $4,500,000,000.
Narrative - Max Aggregate Offering Price	$ 4,500,000,000